VANECK EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 79.5%
Automobiles & Components: 0.9%
Ghabbour Auto	939,480	$144,375
Banks: 6.9%
Commercial International Bank Egypt SAE (GDR)	858,967	1,110,625
Capital Goods: 3.7%
ElSewedy Electric Co. *	1,229,366	601,419
Consumer Durables & Apparel: 2.1%
Oriental Weavers	746,197	335,304
Consumer Services: 2.0%
Cairo Investment & Real Estate Development Co. SAE	915,382	318,087
Diversified Financials: 9.3%
Egypt Kuwait Holding Co. SAE	478,206	681,916
Egyptian Financial Group-Hermes Holding Co. *	990,005	539,025
Egyptian Financial Group-Hermes Holding Co. (GDR) *	372,675	278,247
		1,499,188
Energy: 4.3%
Capricorn Energy Plc *	240,979	695,724
Food, Beverage & Tobacco: 6.0%
Eastern Co. SAE	1,693,971	964,528
Health Care Equipment & Services: 2.0%
Cleopatra Hospital *	2,256,665	323,435
Materials: 19.4%
Abou Kir Fertilizers & Chemical Industries	597,106	851,552
	Number of Shares	Value
Materials (continued)
Alexandria Mineral Oils Co.	1,531,759	$450,737
Centamin Plc	602,576	778,089
Egypt Chemical Industries *	380,360	82,205
Ezz Steel Co. SAE	452,772	512,540
Sidi Kerir Petrochemicals Co. *	678,538	454,863
		3,129,986
Real Estate: 10.3%
Emaar Misr for Development SAE *	1,887,440	173,072
Heliopolis Housing	1,198,293	346,649
Medinet Nasr Housing *	3,836,974	381,206
Palm Hills Developments SAE	3,848,636	229,874
Talaat Moustafa Group	1,870,535	527,768
		1,658,569
Retailing: 0.7%
MM Group for Industry & International Trade SAE *	867,733	109,875
Software & Services: 7.8%
E-Finance for Digital & Financial Investments	1,057,776	593,019
Fawry for Banking & Payment Technology Services SAE *	3,826,251	660,498
		1,253,517
Telecommunication Services: 4.1%
Telecom Egypt Co.	821,721	660,495
Total Common Stocks (Cost: $12,585,659)		12,805,127
Total Investments: 79.5% (Cost: $12,585,659)		12,805,127
Other assets less liabilities: 20.5%		3,302,715
NET ASSETS: 100.0%		$16,107,842

Definitions:

GDR	Global Depositary Receipt

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Materials	24.4%	$3,129,986
Financials	20.4	2,609,813
Real Estate	13.0	1,658,569
Information Technology	9.8	1,253,517
Consumer Staples	7.5	964,528
Consumer Discretionary	7.1	907,641
Energy	5.4	695,724
Communication Services	5.2	660,495
Industrials	4.7	601,419
Health Care	2.5	323,435
	100.0%	$12,805,127
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